Other income, gains or loss - net - Guarantee gains/(loss), net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other income, gains or loss - net
Interest income on financial guarantee fee receivables (Note 19(a))	¥ 24,802	¥ 44,289	¥ 8,485
Impairment loss of financial guarantee fee receivables (Note 19(a))	(29,712)	(40,762)	(9,271)
Release of financial guarantee liabilities			2,312
Guarantee charge arising from changes in estimates under financial guarantee contract	(132,281)	(203,607)
Guarantee gain/(loss), net	¥ (137,191)	¥ (200,080)	¥ 1,526